Document and Entity Information	Dec. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-41224
Entity Tax Identification Number	87-1013956
Entity Address Address Line 1	6 St Johns Lane, Floor 5
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001893219
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Series A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ACABU
Security Exchange Name	NASDAQ
Series A common stock [Member]
Document Information [Line Items]
Security 12b Title	Shares of Series A common stock included as part of the units
Trading Symbol	ACAB
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	ACABW
Security Exchange Name	NASDAQ